Lease Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Lease Commitments
Schedule of facility lease commitments due for the next five years, and thereafter

		Total Capital
	Total Per Year	Leases
2021 (remaining)	$2,158	$139
2022	3,675	183
2023	3,535	187
2024	2,552	190
2025	2,339	194
Thereafter	3,977	1,078
Total	$18,236	$1,971
Less: amount representing interest		$(666)
Present value of minimum lease payments		$1,305
Less: current obligation		$(55)
Long-term obligations under capital lease		$1,250

	Operating Leases	Capital Leases
2021	$2,303	$139
2022	2,372	183
2023	2,209	187
2024	1,216	190
2025	993	194
Thereafter	511	1,078
Total Minimum Lease Payments	$9,604	$1,971
Less: amount representing interest		(666)
Present value of minimum lease payments		1,305
Less: current obligation		(55)
Long-term obligations under capital lease		$1,250

Schedule of future minimum lease payments due to third parties and the related expected future receipts related to these lease vehicles

	Payments Due to
	Third-Parties	Future Receipts
2021 (remaining)	$1,225	$1,473
2022	1,158	1,389
2023	731	865
2024	312	367
2025	11	13
Total	$3,437	$4,107

	Payments Due
	to Third Parties	Future Receipts
2021	$1,538	$1,862
2022	1,024	1,236
2023	596	711
2024	194	233
2025	2	3
Total	$3,354	$4,045